Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Segmented Information
Revenue	$ 593,986	$ 522,306
Gross profit (loss)	153,530	142,502
(Loss) income from operations	(14,448)	5,003
Current assets	136,885	85,789
Non-current assets	212,177	160,419
Current liabilities	99,919	61,480
Non-current liabilities	146,356	39,216
Canada
Segmented Information
Revenue	565,316	484,444
USA
Segmented Information
Revenue	18,127	36,061
International
Segmented Information
Revenue	10,543	1,801
Reportable Segments, Including Corporate Overhead | Canada
Segmented Information
Revenue	565,316	484,444
Gross profit (loss)	147,434	125,326
(Loss) income from operations	21,701	14,430
Current assets	84,442	77,037
Non-current assets	143,604	129,115
Current liabilities	55,763	57,692
Non-current liabilities	134,918	36,680
Reportable Segments, Including Corporate Overhead | USA
Segmented Information
Revenue	18,127	36,061
Gross profit (loss)	5,415	16,050
(Loss) income from operations	(30,227)	(9,404)
Current assets	6,824	7,940
Non-current assets	2,587	27,634
Current liabilities	2,832	3,580
Non-current liabilities	1,509	2,252
Reportable Segments, Including Corporate Overhead | International
Segmented Information
Revenue	10,543	1,801
Gross profit (loss)	681	1,126
(Loss) income from operations	(5,922)	(23)
Current assets	45,619	812
Non-current assets	65,986	3,670
Current liabilities	41,324	208
Non-current liabilities	9,929	284
Bricks-and-mortar
Segmented Information
Revenue	565,316	484,444
Gross profit (loss)	147,427	124,651
(Loss) income from operations	22,582	12,180
Current assets	84,396	75,161
Non-current assets	143,861	128,719
Current liabilities	54,458	56,741
Non-current liabilities	$ 131,594	$ 35,788
Percentage of revenue	95.00%	93.00%
Bricks-and-mortar | Canada
Segmented Information
Revenue	$ 565,316	$ 484,444
Bricks-and-mortar | USA
Segmented Information
Revenue	0	0
Bricks-and-mortar | International
Segmented Information
Revenue	0	0
E-commerce
Segmented Information
Revenue	18,860	37,862
Gross profit (loss)	5,715	17,851
(Loss) income from operations	(34,967)	(7,177)
Current assets	7,632	10,628
Non-current assets	2,765	31,700
Current liabilities	4,532	4,739
Non-current liabilities	$ 4,504	$ 3,428
Percentage of revenue	3.00%	0.00%
E-commerce | Canada
Segmented Information
Revenue	$ 0	$ 0
E-commerce | USA
Segmented Information
Revenue	18,127	36,061
E-commerce | International
Segmented Information
Revenue	733	1,801
Medical cannabis distribution
Segmented Information
Revenue	9,810	$ 0
Gross profit (loss)	388
(Loss) income from operations	(2,063)
Current assets	44,857
Non-current assets	65,551
Current liabilities	40,929
Non-current liabilities	$ 10,258
Percentage of revenue	2.00%	7.00%
Medical cannabis distribution | Canada
Segmented Information
Revenue	$ 0	$ 0
Medical cannabis distribution | USA
Segmented Information
Revenue	0	0
Medical cannabis distribution | International
Segmented Information
Revenue	$ 9,810	$ 0